Basis of preparation	6 Months Ended
Jun. 30, 2023
Basis Of Preparation
Basis of preparation

1.	Basis of preparation

The unaudited interim consolidated financial information for the six months ended 30 June 2023 has been prepared following the recognition and measurement principles of the International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively IFRS) issued by the International Accounting Standards Board (IASB), in accordance with International Accounting Standard 34 Interim Financial Reporting (‘IAS 34’). The interim consolidated financial information does not include all the information and disclosures required in the annual financial information and should be read in conjunction with the audited financial statements for the year ended 31 December 2022.

The condensed interim financial information has not been audited. The comparative financial information for the six months ended 30 June 2022 and the year ended 31 December 2022 in this interim financial information does not constitute statutory accounts for that year. The statutory accounts for 31 December 2022 have been delivered to the UK Registrar of Companies. The auditor’s report on those accounts was unqualified and did not contain a statement under section 498(2) or 498(3) of the Companies Act 2006. The auditor’s report did draw attention to a material uncertainty related to going concern and the requirement, as of the date of the report, for additional funding to be raised by the Company by the fourth quarter of 2023.

Going Concern

We have experienced net losses and significant cash outflows from cash used in operating activities over the past years as we have developed our portfolio. For the six months to June 30, 2023, we incurred a consolidated loss from operations of £3.57million (1H22: loss £3.06million) and negative cash flows from operating activities of £3.88million (1H22 £3.54million). As of June 30, 2023, we had accumulated deficit of £138.97m.

Our future viability is dependent on our ability to raise cash from financing activities to finance our development plans until commercialisation, generate cash from operating activities and to successfully obtain regulatory approval to allow marketing of our development products. Our failure to raise capital as and when needed could have a negative impact on our financial condition and ability to pursue our business strategies.

Our consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

As at June 30, 2023, we had cash and cash equivalents of £5.23million. We forecast that the we currently have enough cash to fund our planned operations into the first quarter of 2024. If we do not secure additional funding before the first quarter of 2024, we will no longer be a going concern and would likely be placed in Administration.

We have prepared cash flow forecasts and considered the cash flow requirement for the next three years including the period 12 months from the date of approval of this interim financial information. These forecasts show that further financing will be required before the first quarter of 2024 assuming, inter alia, that certain development programs and other operating activities continue as currently planned. If we raise additional funds through the issuance of debt securities or additional equity securities, it could result in dilution to our existing shareholders, increased fixed payment obligations and these securities may have rights senior to those of our ordinary shares (including the ADSs) and could contain covenants that would restrict our operations and potentially impair our competitiveness, such as limitations on our ability to incur additional debt, limitations on our ability to acquire, sell or license intellectual property rights and other operating restrictions that could adversely impact our ability to conduct our business. Any of these events could significantly harm our business, financial condition and prospects.

In our opinion, the environment for financing of small and micro-cap biotech companies is as challenging as it has been since the financial crisis of 2008-10. While this may present acquisition and/or merger opportunities with other companies with limited or no access to financing, as noted above, any attendant financings by Biodexa are likely to be dilutive. We continue to evaluate financing options, including those connected to acquisitions and/or mergers, potentially available to the Group. Any alternatives considered are contingent upon the agreement of counterparties and accordingly, there can be no assurance that any alternative courses of action to finance the Company would be successful. This requirement for additional financing in the short term represents a material uncertainty that may cast significant doubt upon our ability to continue as a going concern. Should it become evident in the future that there are no realistic financing options available to us which are actionable before our cash resources run out then we will no longer be a going concern. In such circumstances, we would no longer be able to prepare financial statements under paragraph 25 of IAS 1. Instead, the financial statements would be prepared on a liquidation basis and assets would stated at net realizable value and all liabilities would be accelerated to current liabilities.

We believe there are adequate options and time available to secure additional financing for the Company and after considering the uncertainties, we consider it is appropriate to continue to adopt the going concern basis in preparing these financial statements.

Our forecast of the period of time through which our financial resources will be adequate to support our operations is a forward-looking statement and involves risks and uncertainties, and actual results could vary as a result of a number of factors, including the timing of clinical trials. We have based this estimate on assumptions that may prove to be wrong, and we could utilize our available capital resources sooner than we currently expect. If we lack sufficient capital to expand our operations or otherwise capitalize on our business opportunities, our business, financial condition and results of operations could be materially adversely affected.